OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 1,340	$ 1,090
Provision for vacation and other employee benefits	2,088	1,921
Accrued expenses	694	631
Other liabilities	1,014	2,047
Other Current Liabilities	$ 5,136	$ 5,689